Global Atlantic American Funds® Managed Risk Portfolio

Portfolio of Investments (Unaudited)

March 31, 2021

	Shares/ Principal	Fair Value
Variable Insurance Trusts - 95.3%
Asset Allocation Fund - 2.9%
American Funds Insurance Series - New World Fund, Class 1	209,879	$6,682,534
Total Asset Allocation Fund		6,682,534
Debt Funds - 33.4%
American Funds Insurance Series - Bond Fund, Class 1	4,404,061	51,087,107
American Funds Insurance Series - Capital World Bond Fund, Class 1	537,811	6,636,590
American Funds Insurance Series - High-Income Bond Fund, Class 1	666,361	6,696,925
American Funds Insurance Series - U.S. Government/AAA-Rated Securities Fund, Class 1	1,048,544	13,306,023
Total Debt Funds		77,726,645
Equity Funds - 59.0%
American Funds Insurance Series - Blue Chip Income and Growth Fund, Class 1	2,506,288	39,574,286
American Funds Insurance Series - Global Growth and Income Fund, Class 1	1,404,168	24,390,398
American Funds Insurance Series - Global Small Capitalization Fund, Class 1	196,984	6,679,726
American Funds Insurance Series - Growth Fund, Class 1	198,052	24,655,479
American Funds Insurance Series - Growth-Income Fund, Class 1	563,336	33,186,103
American Funds Insurance Series - International Growth and Income Fund, Class 1	451,918	8,844,032
Total Equity Funds		137,330,024
Total Variable Insurance Trusts (Cost - $173,826,914)		221,739,203
Short-Term Investments - 4.4%
Money Market Funds - 4.4%
Dreyfus Government Cash Management, 0.03%(a)	10,189,778	10,189,778
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 0.01%(a)	13,857	13,857

Total Short-Term Investments (Cost - $10,203,635)		10,203,635
Total Investments - 99.7% (Cost - $184,030,549)		$231,942,838
Other Assets Less Liabilities - Net 0.3%		677,264
Total Net Assets - 100.0%		$232,620,102

(a)	The rate shown is the annualized seven-day yield at period end.